                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/03

Check here if Amendment [ ]; Amendment Number: _________
This Amendment (Check only one.):  [ ]  is a restatement.
[ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Petros Advisors LLC
          --------------------
Address:  8711 E. Pinnacle Peak Road, F207
          --------------------------------
          Scottsdale, AZ 85255
          --------------------

Form 13F File Number: 28-__6013__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Andrew Brinkman
        ---------------
Title:  Chief Operating Officer
        -----------------------
Phone:  (480) 585-5844
        --------------

Signature, Place, and Date of Signing:


Andrew J. Brinkman  Scottsdale, AZ     10/13/2003
------------------  --------------     ----------
[Signature]         [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

         28-____________            _______________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                       N/A
                                                    -------

Form 13F Information Table Entry Total:                   43
                                                    -------

Form 13F Information Table Value Total:           $  123,557
                                                    -------
                                                  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.     Form 13F File Number      Name

             28-
    ----        --------------         -------------------------
    [Repeat as necessary.]

    None

As of September 30, 2003                    FORM 13F

                                                                                                                   ---------------
                                                                                                                   (SEC USE ONLY)
Page 1 of 1                                 Name of Reporting Manager  Petros Advisors LLC                         ---------------
------------------------------------------------------------------------------------------------------------------------------------
     Item 1:      Item 2:  Item 3:  Item 4:   Item 5:               Item 6:                  Item 7:           Item 8:
   Name of Issuer Title    CUSIP     Fair    Shares or        Investment Discretion         Managers     Voting Authority (Shares)
                   of      Number    Market  Principal  ----------------------------------  -See Instr.  ---------------------------
                  Class              Value    Amount    (a) Sole (b) Shared-     (c) Shared      V       (a)Sole  (b)Shared (c)None
                                                                     As Defined      Other
                                                                     in Instr. V
------------------------------------------------------------------------------------------------------------------------------------
Aol Time Warner     COM  00184A105 3,022,000  200,000        x                                           200,000
Avigen Inc          COM  053690103 1,560,000  300,000        x                                           300,000
Broadcom Corp       COM  111320107 2,666,000  100,000        x                                           100,000
Computer
  Associates
  Intl Inc          COM  204912109 3,916,500  150,000        x                                           150,000
Countyrwide
  Financial Corp    COM  222372104 5,792,720   74,000        x                                            74,000
Double Click Inc    COM  258609304 1,617,000  150,000        x                                           150,000
E*trade Group
  Inc               COM  269246104 2,778,000  300,000        x                                           300,000
Echostar
  Communications
  Corp Cl-A         COM  278762109 2,873,250   75,000        x                                            75,000
Encysive
  Pharmaceuticals
  Inc               COM  88221T104 1,522,750  250,000        x                                           250,000
Flamel
  Technologies
  SP ADR            COM  338488109 6,742,000  200,000        x                                           200,000
Hollis-Eden Phar    COM  435902101 2,863,592  118,135        x                                           118,135
Honeywell
  International
  Corp              COM  438516106 3,952,500  150,000        x                                           150,000
I-Stat Corp         COM  450312103 4,011,000  300,000        x                                           300,000
Inter Active
  Corp              COM  902984103 3,318,000  100,000        x                                           100,000
Isle Of Capri
  Casinos           COM  464592104 1,881,950   95,000        x                                            95,000
Ivax Corp           COM  465823102 6,272,000  320,000        x                                           320,000
Kindred
  Healthcare        COM  494580103 1,497,600   40,000        x                                            40,000
Leapfrog
  Enterprises       COM  52186N106 1,900,000   50,000        x                                            50,000
Martek
  Biosciences
  Corp              COM  572901106 5,273,526  100,200        x                                           100,200
Marten Transport
  Ltd.              COM  573077104 1,302,000   50,000        x                                            50,000
Mentor Graphics
  Corp              COM  587200106 1,759,000  100,000        x                                           100,000
Micron
  Technology
  Inc               COM  595112103 4,026,000  300,000        x                                           300,000
Microsoft Corp      COM  594918104 1,112,000   40,000        x                                            40,000
Mitsubishi
   Financial Adr    COM  606816106 3,220,000  500,000        x                                           500,000
Newmont Mining
  Corp              COM  651639106 3,909,000  100,000        x                                           100,000
Nextel
  Communications
  Inc-A             COM  65332V103 2,956,500  150,000        x                                           150,000
Nintendo Co Ltd
  ADR               COM  654445303 1,056,300  100,000        x                                           100,000
Nvr Inc             COM  62944T105   933,000    2,000        x                                             2,000
Oxford Industries
  Inc               COM  691497309 5,136,000   80,000        x                                            80,000
Park Place
  Entertainment     COM  700690100 3,694,100  410,000        x                                           410,000
Providian
  Financial
  Corp              COM  74406A102 2,876,760  244,000        x                                           244,000
Psychiatric
  Solutions         COM  74439H108   961,185   69,500        x                                            69,500
Sanderson
  Farms Inc         COM  800013104 2,199,054   69,900        x                                            69,900
TLC Vision          COM  872549100 5,016,000  800,000        x                                           800,000
The Warnaco
  Group             COM  934390402 2,802,600  180,000        x                                           180,000
Toll Brothers
  Inc               COM  889478103 3,650,400  120,000        x                                           120,000
Trizetto Group
  Inc               COM  896882107   837,500  125,000        x                                           125,000
Valueclick          COM  92046N102 1,260,000  150,000        x                                           150,000
ViroLogic Inc.      COM  92823R201   134,000  100,000        x                                           100,000
Vitran              COM  92850E107 1,665,600  160,000        x                                           160,000
WCI Communities
  Inc               COM  92923C104 1,650,000  100,000        x                                           100,000
Xm Satellite
  Radio
  Hold-Cl A         COM  983759101 4,417,500  285,000        x                                           285,000
Zoran Corp          COM  98975F101 3,522,600  180,000        x                                           180,000